Fair Value (Transfers Between Level 1 And Level 2) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	¥ 7,420	[1]
Transfers out of Level 2 into Level 1, Assets			4,579	[1]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets			3,247,522	[1]
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	3,784	[1]	4,088	[1]
Investment Securities, Securities Available-For-Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets			413,515	[1]
Investment Securities, Securities Available-For-Sale [Member] | Marketable Equity Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	13,468	[1]	12,187	[1]
Transfers out of Level 2 into Level 1, Assets	¥ 10,376	[1]	¥ 6,508	[1]

[1]	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.